Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 7,703	$ 6,712	$ 17,783
Weighted average number of shares outstanding used in the basic earnings per share | shares	2,346	2,378	2,403
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options | shares	25	22	35
Weighted average number of shares in diluted earnings per share | shares	2,371	2,400	2,438
Basic earnings per share, Continuing operations	$ 3.28	$ 2.82	$ 2.92
Basic earnings per share, Discontinued operations			4.48
Total basic earnings per share	3.28	2.82	7.40
Diluted earnings per share, Continuing operations	3.25	2.80	2.88
Diluted earnings per share, Discontinued operations			4.41
Total diluted earnings per share	$ 3.25	$ 2.80	$ 7.29
Options excluded from the calculation	0	0	0
Continuing operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 7,703	$ 6,712	$ 7,025
Discontinued operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $			$ 10,758